1
Gabelli Growth Innovators ETF
Schedule of Investments — September 30, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 4.2%
1,071
General Electric Co. ................................
$ 201,969
Communication Services – 20.8%
1,895
Alphabet Inc., Cl. C .................................
316,825
469
Meta Platforms Inc., Cl. A .......................
268,474
335
Netflix Inc.† .............................................
237,606
487
Spotify Technology SA† ..........................
179,474
1,002,379
Consumer Discretionary – 13.4%
1,695
Amazon.com Inc.† ..................................
315,829
1,396
Chipotle Mexican Grill Inc.† ....................
80,438
50
Costco Wholesale Corp. .........................
44,326
1,900
On Holding AG, Cl. A† ............................
95,285
1,482
Uber Technologies Inc.† .........................
111,387
647,265
Energy and Utilities – 3.3%
630
GE Vernova Inc.† ....................................
160,637
Financials – 12.6%
294
Arthur J. Gallagher & Co. ........................
82,723
1,233
KKR & Co. Inc. ........................................
161,005
453
Mastercard Inc., Cl. A .............................
223,691
299
Moody's Corp. .........................................
141,903
609,322
Health Care – 16.0%
1,456
Boston Scientific Corp.† .........................
122,013
282
Eli Lilly & Co. ...........................................
249,835
335
Intuitive Surgical Inc.† ............................
164,576
448
Novo Nordisk A/S, ADR ..........................
53,343
504
Stryker Corp. ...........................................
182,075
771,842
Industrials – 5.9%
627
Eaton Corp. plc .......................................
207,813
191
Trane Technologies plc ...........................
74,247
282,060
Information Technology - Semiconductors – 13.3%
552
Applied Materials Inc. .............................
111,532
99
ASML Holding NV ...................................
82,492
3,662
NVIDIA Corp. ..........................................
444,713
638,737
Information Technology - Software and Services – 10.5%
143
Cadence Design Systems Inc.† .............
38,757
290
CrowdStrike Holdings Inc., Cl. A† ...........
81,337
122
Intuit Inc. .................................................
75,762
531
Microsoft Corp. .......................................
228,489
92
ServiceNow Inc.† ....................................
82,284
506,629
TOTAL INVESTMENTS — 100.0%
(cost $3,792,608) ....................................
$ 4,820,840
† Non-income producing security.
ADR    American Depositary Receipt